Commitments and Contingencies - Schedule of Capital Commitments and Other Contractual Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Next twelve months	$ 6.8	$ 9.8
Year three		0.3
Thereafter	0.1	0.0
Total	$ 6.9	$ 10.1